STOCKHOLDERS' EQUITY - Underwriter Warrants (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Warrants exercisable term		9 years 7 months 13 days
Equity issuance costs		$ 2,339,816
Underwriter Warrants
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock	90,000	90,000
Common stock, par value	$ 0.0001	$ 0.0001
Exercise price of warrant	$ 0.64	$ 10.00	$ 10.00
Warrants exercisable term	4 years 2 months 15 days	4 years 6 months
Commencing term from effective date of registration statement	180 days	180 days
Equity issuance costs	$ 400,000	$ 400,000